Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 31, 2025	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jan. 01, 2026	Mar. 31, 2025	Jan. 06, 2025	Jan. 01, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
OpCo common units (in Shares)			27,686,745		27,686,745	27,686,745
PIH rollover holders common units (in Shares)			1,676,830		1,676,830	1,676,830
Cash equivalents (in Dollars)
Required deposit amount (in Dollars)			0.8		0.8	0.8
Allowance for credit loss accounts receivable net	1.4		$ 0.0		$ 0.0	$ 0.0
Percentage of required hedge			85.00%		85.00%	85.00%
Oil and natural gas sales (in Dollars)								$ 16.7			$ 20.1
Class B units vested percentage			20.00%		20.00%	20.00%
Percentage of Class B units vested final			20.00%		20.00%	20.00%
Cash distribution (in Dollars)										$ 75.0
Cash			$ 6.6		$ 6.6	$ 6.6
Tax benefit percent					50.00%
Fair value risk
Additional requirement hedge percent			75.00%		75.00%	75.00%
Differential swaps hedged percent			85.00%		85.00%	85.00%
Number of days contractually based rates with payment typically received						30 days
Presidio's ownership percentage of OpCo			94.30%		94.30%	94.30%
Non-controlling interest percentage in OpCo			5.70%		5.70%	5.70%
Presidio interests			1		1	1
Successor [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars)
Successor [Member] | General and administrative [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Compensation expense (in Dollars)			$ 2.2		$ 2.7
Predecessor [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars)
Accounts payable	$ 4.5
Predecessor [Member] | General and administrative [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Compensation expense (in Dollars)		$ 47.0		$ 0.0			$ 15.0
Customer Concentration Risk [Member] | Purchaser One [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.00%				32.00%
Customer Concentration Risk [Member] | Purchaser One [Member] | Successor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			31.00%		29.00%
Customer Concentration Risk [Member] | Purchaser One [Member] | Predecessor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		22.00%		25.00%			26.00%
Customer Concentration Risk [Member] | Purchaser Two [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%				11.00%
Customer Concentration Risk [Member] | Purchaser Two [Member] | Successor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%		13.00%
Customer Concentration Risk [Member] | Purchaser Two [Member] | Predecessor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		15.00%		14.00%			14.00%
Customer Concentration Risk [Member] | Purchaser Three [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%				10.00%
Customer Concentration Risk [Member] | Purchaser Three [Member] | Successor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%		11.00%
Customer Concentration Risk [Member] | Purchaser Three [Member] | Predecessor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		13.00%		13.00%			12.00%
Customer Concentration Risk [Member] | Purchaser Four [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Purchaser Four [Member] | Predecessor [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.00%		11.00%			10.00%
Class B Unit Holders [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash distribution (in Dollars)									$ 15.0
Class B Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common unit par value per share (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Presidio interests			1		1	1